Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

March 22, 2016

Citigroup Global Markets Realty Corp. Citigroup Commercial Mortgage Securities Inc. 390 Greenwich Street New York, New York 10013

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Citigroup Global Markets Realty Corp. and Citigroup Commercial Mortgage Securities Inc. (collectively, the “Company”) and Citigroup Global Markets Inc., Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Société Générale, SG Americas Securities, LLC, Macquarie US Trading LLC d/b/a Principal Commercial Capital, The Bank of New York Mellon, Walker & Dunlop Commercial Property Funding I WF, LLC, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Citigroup Commercial Mortgage Trust 2016-P3, Commercial Mortgage Pass-Through Certificates, Series 2016-P3.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 21, 2016, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 11 mortgage loans contributed by Citigroup Global Markets Realty Corp. (“CGMRC”) that are secured by 12 mortgaged properties (the “CGMRC Loans”), (ii) 8 mortgage loans contributed by Natixis Real Estate Capital LLC (“Natixis”) that are secured by 11 mortgaged properties (the “Natixis Loans”), (iii) 8 mortgage loans contributed by Société Générale (“SG”) that are secured by 22 mortgaged properties (the “SG Loans”), (iv) 6 mortgage loans contributed by Principal Commercial Capital (“PCC”) that are secured by 26 mortgaged properties (the “PCC Loans”), (v) 1 mortgage loan contributed by The Bank of New York Mellon (“BNY”) that is secured by 1 mortgaged property (the “BNY Loan”) and (vi) 3 mortgage loans contributed by Walker & Dunlop Commercial Property Funding I WF, LLC (“WDCPF”) that is secured by 3 mortgaged properties (the “WDCPF Loans”). Together, CGMRC, Natixis, SG, PCC, BNY and WDCPF are collectively referred to herein as the “Mortgage Loan Sellers” and the CGMRC Loans, Natixis Loans, SG Loans, PCC Loans, BNY Loan and WDCPF Loans are collectively referred to herein as the “Mortgage Loans.”

From February 11, 2016 through March 21, 2016, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth in the Data File, we compared certain characteristics set forth in the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) existence or ownership of the Mortgage Loans or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, draft promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter, subordination and standstill agreement or intercreditor agreement (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements, servicing system screen prints or electronic escrow analysis (collectively, the “Closing Statement”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports or appraisal updates (collectively, the “Appraisal”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic or PML reports (collectively, the “Seismic Report”);

The franchise agreement (the “Franchise Agreement”);

The property management agreement (the “Management Agreement”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Property Hazard and Liability Insurance Certificates and Insurance Review (the “Proof of Insurance”);

Appendix A

Letter of Credit (the “Letter of Credit”);

Tenants in Common Agreement (the “TIC Agreement”); and

Bloomberg TerminalTM (“Bloomberg”).

*****

Number	Characteristic on Data File	Source Document
1	Control Number	None - Mortgage Loan Seller Provided
2	Loan Number	None - Mortgage Loan Seller Provided
3	Loan / Property Flag	None - Mortgage Loan Seller Provided
4	Number of Properties	Appraisal
5	Originator	Loan Agreement
6	Originator Entity Type	Loan Agreement
7	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
8	Property Name	None - Mortgage Loan Seller Provided
9	Address	Appraisal/Engineering Report/Proof of Insurance
10	City	Appraisal/Engineering Report/Proof of Insurance
11	State	Appraisal/Engineering Report/Proof of Insurance
12	County	Appraisal/Engineering Report/Proof of Insurance
13	Zip Code	USPS
14	General Property Type	Appraisal
15	Detailed Property Type	Appraisal
16	Year Built	Appraisal/Engineering Report/Phase I Report
17	Year Renovated	Appraisal/Engineering Report/Phase I Report
18	Units, Pads, Rooms, Sq Ft	Rent Roll
19	Unit Description	Rent Roll
20	Loan Per Unit	Refer to calculation procedures
21	Original Balance	Loan Agreement
22	Cut-off Date Balance	Refer to calculation procedures
23	Allocated Cut-off Date Balance	Refer to calculation procedures
24	% of Initial Pool Balance	Refer to calculation procedures
25	Pari Passu Split (Y/N)	Loan Agreement
26	Pari Passu Controlling Piece in Trust?	None - Mortgage Loan Seller Provided
27	Pari Passu Companion Loan Original Balance	Loan Agreement
28	Pari Passu Companion Loan Cut-off Date Balance	Refer to calculation procedures
29	Pari Passu Companion Loan Balloon Balance	Refer to calculation procedures
30	Pari Passu Companion Loan Monthly Debt Service	Refer to calculation procedures
31	Pari Passu Companion Loan Annual Debt Service	Refer to calculation procedures
32	Pari Passu Description	Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
33	Mortgage Loan Rate	Loan Agreement
34	Administrative Fee Rate	None - Mortgage Loan Seller Provided
35	Monthly Payment	Refer to calculation procedures
36	Annual Debt Service	Refer to calculation procedures
37	Interest Accrual Method	Loan Agreement
38	Origination Date	Loan Agreement
39	First Due Date	Loan Agreement
40	Last IO Due Date	Loan Agreement
41	First P&I Due Date	Loan Agreement
42	Due Date	Loan Agreement
43	Grace Period- Late Fee	Loan Agreement
44	Grace Period- Default	Loan Agreement
45	Amortization Type	Loan Agreement
46	Original Interest-Only Period	Refer to calculation procedures
47	Remaining Interest-Only Period	Refer to calculation procedures
48	Original Term To Maturity	Refer to calculation procedures
49	Remaining Term To Maturity	Refer to calculation procedures
50	Original Amortization Term	Refer to calculation procedures
51	Remaining Amortization Term	Refer to calculation procedures
52	Seasoning	Refer to calculation procedures
53	Maturity Date	Loan Agreement
54	Hyper Amortizing Loan	Loan Agreement
55	Hyper Am Loan Maturity Date	Loan Agreement
56	Balloon Balance	Refer to calculation procedures
57	Lockbox	Loan Agreement/Cash Management Agreement
58	Cash Management	Loan Agreement/Cash Management Agreement
59	Cash Management Triggers	Loan Agreement/Cash Management Agreement
60	DSCR at Trigger Level	Loan Agreement/Cash Management Agreement
61	Cross-Collateralized (Y/N)	Loan Agreement
62	Crossed Group	Loan Agreement
63	Lockout Period	Refer to calculation procedures
64	Lockout Expiration Date	Loan Agreement
65	Prepayment / Defeasance Begin Date	Loan Agreement
66	Prepayment / Defeasance End Date	Loan Agreement
67	Open Period Begin Date	Loan Agreement
68	Open Period (Payments)	Refer to calculation procedures
69	Prepayment Type	Loan Agreement
70	Prepayment Provision	Loan Agreement
71	Yield Maintenance Index	Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
72	Yield Maintenance Discount	Loan Agreement
73	Yield Maintenance Margin	Loan Agreement
74	Yield Maintenance Calculation Method	Loan Agreement
75	Day of Month Prepayment Permitted	Loan Agreement
76	Due on Sale	Loan Agreement
77	Due on Encumbrance	Loan Agreement
78	B Note Original Amount	Loan Agreement/Subordinate Loan Document
79	B Note Cut-off Date Balance	Refer to calculation procedures
80	B Note Balloon Balance	Refer to calculation procedures
81	B Note Interest Rate	Loan Agreement/Subordinate Loan Document
82	B Note Annual Payment	Refer to calculation procedures
83	B Note Maturity Date	Loan Agreement/Subordinate Loan Document
84	Whole Loan Original Balance	Refer to calculation procedures
85	Whole Loan Cut-off Date Balance	Refer to calculation procedures
86	Whole Loan Balloon Balance	Refer to calculation procedures
87	Whole Loan Interest Rate	Loan Agreement/Subordinate Loan Document
88	Whole Loan Annual Payment	Refer to calculation procedures
89	Whole Loan LTV	Refer to calculation procedures
90	Whole Loan DSCR	Refer to calculation procedures
91	Name of Mezzanine Lender	Mezzanine Loan Document
92	Mezzanine Debt Original Amount	Mezzanine Loan Document
93	Mezzanine Debt Cut-off Date Balance	Refer to calculation procedures
94	Mezzanine Debt Interest Rate	Mezzanine Loan Document
95	Mezzanine Debt Annual Payment	Refer to calculation procedures
96	Mezzanine Debt Maturity Date	Mezzanine Loan Document
97	Total Loan Original Balance	Refer to calculation procedures
98	Total Loan Cut-off Date Balance	Refer to calculation procedures
99	Total Loan Interest Rate	Refer to calculation procedures
100	Total Loan Annual Payment	Refer to calculation procedures
101	Total Loan LTV	Refer to calculation procedures
102	Total Loan DSCR	Refer to calculation procedures
103	Other Subordinate Debt Balance	Subordinate Unsecured Loan Document
104	Other Subordinate Debt Type	Subordinate Unsecured Loan Document
105	Future Debt Allowed?	Loan Agreement
106	Mortgage Assumable?	Loan Agreement
107	Assumption Fee	Loan Agreement
108	Appraiser Designation	Appraisal
109	Appraisal FIRREA (Y/N)	Appraisal
110	Appraisal Date	Appraisal

Appendix A

Number	Characteristic on Data File	Source Document
111	Appraised Value	Appraisal[1]
112	As Stabilized Appraisal Date	Appraisal
113	As Stabilized Appraised Value	Appraisal
114	Cut-off Date LTV Ratio	Refer to calculation procedures
115	LTV Ratio at Maturity	Refer to calculation procedures
116	Occupancy	Rent Roll
117	Occupancy Date	Rent Roll
118	Rent Steps Date	Underwritten Financial Summary Report
119	Largest Tenant	Rent Roll
120	Largest Tenant Sq Ft	Rent Roll
121	Largest Tenant Lease Expiration	Rent Roll
122	Second Largest Tenant	Rent Roll
123	Second Largest Tenant Sq Ft	Rent Roll
124	Second Largest Tenant Lease Expiration	Rent Roll
125	Third Largest Tenant	Rent Roll
126	Third Largest Tenant Sq Ft	Rent Roll
127	Third Largest Tenant Lease Expiration	Rent Roll
128	Fourth Largest Tenant	Rent Roll
129	Fourth Largest Tenant Sq Ft	Rent Roll
130	Fourth Largest Tenant Lease Expiration	Rent Roll
131	Fifth Largest Tenant	Rent Roll
132	Fifth Largest Tenant Sq Ft	Rent Roll
133	Fifth Largest Tenant Lease Expiration	Rent Roll
134	Single Tenant (Y/N)	Rent Roll
135	Engineering Report Date	Engineering Report
136	Environmental Phase I Report Date	Phase I Report
137	Environmental Phase II	Phase II Report
138	Environmental Phase II Report Date	Phase II Report
139	PML or SEL	Seismic Report
140	Seismic Report Date	Seismic Report
141	Earthquake Insurance Required	Loan Agreement/Seismic Report
142	Terrorism Insurance Required	Loan Agreement
143	Environmental Insurance Required (Y/N)	Proof of Insurance
144	Blanket Insurance Policy (Yes/No)	Proof of Insurance
145	Lien Position	Title Policy
146	Ownership Interest	Title Policy

1 With respect to the portfolios of mortgaged properties or mortgaged property identified on the Date File as “Marriott Midwest Portfolio,” “Heritage Industrial Portfolio” and “Country Inn & Suites,” we were instructed by representatives of related Mortgaged Loan Sellers to compare the Appraised Value to the “as-if complete,” “portfolio premium” and “hypothetical market” values, respectively, as set forth on the related Appraisals.

Appendix A

Number	Characteristic on Data File	Source Document
147	Overlapping Fee Interest?	Title Policy
148	Condominium Present?	Loan Agreement
149	Ground Lease Y/N	Title Policy/Ground Lease
150	Annual Ground Lease Payment	Ground Lease
151	Ground Lease Expiration Date	Ground Lease
152	Ground Lease Extension (Y/N)	Ground Lease
153	# of Ground Lease Extension Options	Ground Lease
154	Ground Lease Expiration Date after all Extensions	Ground Lease
155	2012 NOI Date	Underwritten Financial Summary Report
156	2012 EGI	Underwritten Financial Summary Report
157	2012 Expenses	Underwritten Financial Summary Report
158	2012 NOI	Underwritten Financial Summary Report
159	2012 NCF	Underwritten Financial Summary Report
160	2012 NCF DSCR	Refer to calculation procedures
161	2013 EGI Date	Underwritten Financial Summary Report
162	2013 EGI	Underwritten Financial Summary Report
163	2013 Expenses	Underwritten Financial Summary Report
164	2013 NOI	Underwritten Financial Summary Report
165	2013 NCF	Underwritten Financial Summary Report
166	2013 NCF DSCR	Refer to calculation procedures
167	2014 EGI Date	Underwritten Financial Summary Report
168	2014 EGI	Underwritten Financial Summary Report
169	2014 Expenses	Underwritten Financial Summary Report
170	2014 NOI	Underwritten Financial Summary Report
171	2014 NCF	Underwritten Financial Summary Report
172	2014 NCF DSCR	Refer to calculation procedures
173	Most Recent Date	Underwritten Financial Summary Report
174	Most Recent # of months	Underwritten Financial Summary Report
175	Most Recent Description (if past 2014)	Underwritten Financial Summary Report
176	Most Recent EGI (if past 2014)	Underwritten Financial Summary Report
177	Most Recent Expenses (if past 2014)	Underwritten Financial Summary Report
178	Most Recent NOI (if past 2014)	Underwritten Financial Summary Report
179	Most Recent NCF (if past 2014)	Underwritten Financial Summary Report
180	Most Recent NCF DSCR	Refer to calculation procedures
181	Underwritten EGI	Underwritten Financial Summary Report
182	Underwritten Expenses	Underwritten Financial Summary Report
183	Underwritten Net Operating Income	Underwritten Financial Summary Report
184	Underwritten NOI DSCR	Refer to calculation procedures

Appendix A

Number	Characteristic on Data File	Source Document
185	Debt Yield on Underwritten Net Operating Income	Refer to calculation procedures
186	Underwritten Replacement / FF&E Reserve	Underwritten Financial Summary Report
187	Underwritten TI / LC	Underwritten Financial Summary Report
188	Underwritten Other Reserve	Underwritten Financial Summary Report
189	Underwritten Net Cash Flow	Underwritten Financial Summary Report
190	Underwritten NCF DSCR	Refer to calculation procedures
191	Debt Yield on Underwritten Net Cash Flow	Refer to calculation procedures
192	Upfront RE Tax Reserve	Closing Statement/Loan Agreement
193	Ongoing RE Tax Reserve	Closing Statement/Loan Agreement
194	Upfront Insurance Reserve	Closing Statement/Loan Agreement
195	Ongoing Insurance Reserve	Closing Statement/Loan Agreement
196	Upfront Replacement Reserve	Closing Statement/Loan Agreement
197	Ongoing Replacement Reserve	Closing Statement/Loan Agreement
198	Replacement Reserve Caps	Loan Agreement
199	Upfront TI/LC Reserve	Closing Statement/Loan Agreement
200	Ongoing TI/LC Reserve	Closing Statement/Loan Agreement
201	TI/LC Caps	Loan Agreement
202	Upfront Debt Service Reserve	Closing Statement/Loan Agreement
203	Ongoing Debt Service Reserve	Closing Statement/Loan Agreement
204	Upfront Deferred Maintenance Reerve	Closing Statement/Loan Agreement
205	Ongoing Deferred Maintenance Reserve	Closing Statement/Loan Agreement
206	Upfront Environmental Reserve	Closing Statement/Loan Agreement
207	Ongoing Environmental Reserve	Closing Statement/Loan Agreement
208	Upfront Other Reserve	Closing Statement/Loan Agreement
209	Ongoing Other Reserve	Closing Statement/Loan Agreement
210	Other Reserve Description	Closing Statement/Loan Agreement
211	Letter of Credit?	Letter of Credit/Closing Statement
212	Letter of Credit Balance	Letter of Credit/Closing Statement
213	Letter of Credit Description	Letter of Credit/Closing Statement
214	Release Provisions (Y/N)	Loan Agreement
215	Loan Purpose	Closing Statement
216	Borrower Name	Loan Agreement
217	Tenant In Common (Yes/No)?	Loan Agreement/TIC Agreement
218	Delaware Statutory Trust (Yes/No)?	Loan Agreement
219	Loan Amount (sources)	Closing Statement
220	Principal's New Cash Contribution	Closing Statement
221	Subordinate Debt	Closing Statement
222	Other Sources	Closing Statement

Appendix A

Number	Characteristic on Data File	Source Document
223	Total Sources	Closing Statement
224	Loan Payoff	Closing Statement
225	Purchase Price	Closing Statement
226	Closing Costs	Closing Statement
227	Reserves	Closing Statement
228	Principal Equity Distribution	Closing Statement
229	Other Uses	Closing Statement
230	Total Uses	Closing Statement
231	Sources and Uses Comments	Closing Statement
232	Sponsor	Loan Agreement/Guaranty
233	Carve-out Guarantor	Guaranty
234	Recourse	Guaranty/Loan Agreement
235	Related Group	Loan Agreement/Guaranty
236	Single Purpose Borrower (Y/N)	Loan Agreement
237	Property Manager	Management Agreement/Loan Agreement
238	Hotel Franchise Flag	Franchise Agreement
239	Franchise Agreement Expiration	Franchise Agreement
240	Subsidized Housing Programs	Appraisal/Rent Roll
241	Student / Military / Other Concentration?	Appraisal/Rent Roll
242	ADR	Underwritten Financial Summary Report
243	RevPAR	Underwritten Financial Summary Report
244	Transaction(s) if Previously Securitized	Bloomberg

Calculation Procedures

With respect to Characteristic 20, we recomputed the Loan Per Unit by dividing the (i) Cut-off Date Balance by (ii) Units, Pads, Rooms, Sq Ft. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Units, Pads, Rooms, Sq Ft of the related cross collateralized loans.

With respect to Characteristic 22, we recomputed the Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Monthly Payment and Original Balance and the Cut-off Date (as stipulated by representatives of the Company). At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 23, we recomputed the Allocated Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Property Level Monthly Payment (as defined below), Property Level Original Balance (as defined below) and the Cut-off Date (as stipulated by representatives of the Company). At the request of

Appendix A

representatives of the respective Mortgage Loan Sellers, Allocated Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

For purposes of Characteristic 23:

•	Property Level Monthly Payment shall mean the product of (a) the Monthly Payment of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.
•	Property Level Original Balance shall mean either (a) the original balance of the respective mortgaged property as set forth on the Loan Agreement or (b) to the extent the original balance of the respective mortgaged property is not stated on the related Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).
•	Property Level Share shall mean the quotient of (a) the Appraised Value of the respective mortgaged property over (b) the aggregate Appraised Value of all mortgaged properties for the respective Mortgage Loan.

With respect to Characteristic 24, we recomputed the % of Initial Pool Balance by dividing the (i) Cut-off Date Balance by (ii) sum of the Cut-off Date Balances of each of the Mortgage Loans in the pool.

With respect to Characteristic 28, we recomputed the Pari Passu Companion Loan Cut-off Date Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Pari Passu Companion Loan Monthly Debt Service and Pari Passu Companion Loan Original Balance and the Cut-off Date (as stipulated by representatives of the Company). At the request of representatives of the respective Mortgage Loan Sellers, Pari Passu Companion Loan Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance greater than zero.

With respect to Characteristic 29, we recomputed the Pari Passu Companion Loan Balloon Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Pari Passu Companion Loan Monthly Debt Service, Pari Passu Companion Loan Original Balance and the Maturity Date. At the request of representatives of the respective Mortgage Loan Sellers, Pari Passu Companion Loan Balloon Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance greater than zero.

With respect to Characteristic 30, (i) we recomputed the Pari Passu Companion Loan Monthly Debt Service as one twelfth of the product of (1) Pari Passu Companion Loan Original Balance, (2) Mortgage Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” and (ii) we compared the Pari Passu Companion Loan Monthly Debt Service to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance greater than zero.

With respect to Characteristic 31, we recomputed the Pari Passu Companion Loan Annual Debt Service by multiplying the Pari Passu Companion Loan Monthly Debt Service by twelve. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance greater than zero.

With respect to Characteristic 35, (i) we recomputed the Monthly Payment as one twelfth of the product of (1) Original Balance, (2) Mortgage Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with an Amortization Type of “Interest Only” and (ii) we compared the Monthly Payment to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing,” as applicable.

Appendix A

With respect to Characteristic 36, we recomputed the Annual Debt Service by multiplying the Monthly Payment by twelve.

With respect to Characteristic 46, we recomputed the Original Interest-Only Period by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Last IO Due Date. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, Then Amortizing”.

With respect to Characteristic 47, we recomputed the Remaining Interest-Only Period by subtracting the Seasoning from the Original Interest-Only Period. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Interest Only” or “Interest Only, Then Amortizing”.

With respect to Characteristic 48, we recomputed the Original Term to Maturity by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Maturity Date.

With respect to Characteristic 49, we recomputed the Remaining Term to Maturity by subtracting the Seasoning from the Original Term to Maturity.

With respect to Characteristic 50, we recomputed the Original Amortization Term using the Mortgage Loan Rate, Original Balance, Monthly Payment and a 30/360 Interest Accrual Method. This procedure was only performed for those Mortgage Loans with an Amortization Type of “Amortizing” or “Interest Only, Then Amortizing.”

With respect to Characteristic 51, we recomputed the Remaining Amortization Term by subtracting the Seasoning from the Original Amortization Term. With respect to those Mortgage Loans with an Amortization Type of “Interest-only, Then Amortizing,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Original Interest-Only Period. This procedure was only performed for those Mortgage Loans with a Loan Amortization Type of “Interest Only” or “Interest Only, Then Amortizing.”

With respect to Characteristic 52, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.

With respect to Characteristic 56, we recomputed the Balloon Balance, assuming, at your request, no prepayments of principal, using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate, Monthly Payment, Original Balance and Maturity Date. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 63, we recomputed the Lockout Period by determining the number of payment dates from and inclusive of the First Due Date to and exclusive of the Prepayment / Defeasance Begin Date.

With respect to Characteristic 68, we recomputed the Open Period (Payments) by determining the number of payment dates from and inclusive of the Open Period Begin Date to and inclusive of the Maturity Date.

With respect to Characteristic 79, we compared the B Note Cut-off Date Balance to the B Note Original Amount. This procedure was only performed for the Mortgage Loan with a B Note Original Amount greater than zero. At the request of representatives of the respective Mortgage Loan Seller, B Note Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 80, we compared the B Note Balloon Balance to the B Note Original Amount. This procedure was only performed for the Mortgage Loan with a B Note Original Amount

Appendix A

greater than zero. At the request of representatives of the respective Mortgage Loan Seller, B Note Balloon Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 82, we recomputed the B Note Annual Payment by multiplying (i) the B Note Original Amount, (ii) the B Note Rate and (iii) a fraction equal to 365/360. This procedure was only performed for the Mortgage Loan with a B Note Original Amount greater than zero.

With respect to Characteristic 84, we recomputed the Whole Loan Original Balance as the sum of the (i) Original Balance, (ii) Pari Passu Companion Loan Original Balance and (iii) B Note Original Amount, if any. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Amount greater than zero.

With respect to Characteristic 85, we recomputed the Whole Loan Cut-off Date Balance as the sum of the (i) Cut-off Date Balance, (ii) Pari Passu Companion Loan Cut-off Date Balance and (iii) B Note Cut-off Date Balance, if any. At the request of representatives of the respective Mortgage Loan Sellers, Whole Loan Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Amount greater than zero.

With respect to Characteristic 86, we recomputed the Whole Loan Balloon Balance as the sum of the (i) Balloon Balance, (ii) Pari Passu Companion Loan Balloon Balance and (iii) B Note Balloon Balance, if any. At the request of representatives of the respective Mortgage Loan Sellers, Whole Loan Balloon Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Amount greater than zero.

With respect to Characteristic 88, we recomputed the Whole Loan Annual Payment as the sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service and (iii) B Note Annual Payment, if any. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Balance greater than zero.

With respect to Characteristic 89, we recomputed the Whole Loan LTV by dividing the Whole Loan Cut-off Date Balance by Appraised Value. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Balance greater than zero.

With respect to Characteristic 90, we recomputed the Whole Loan DSCR by dividing the Underwritten Net Cash Flow by the Whole Loan Annual Payment. This procedure was only performed for those Mortgage Loans with a Pari Passu Companion Loan Original Balance or B Note Original Balance greater than zero.

With respect to Characteristic 93, we compared the Mezzanine Debt Cut-off Date Balance to the Mezzanine Debt Original Amount. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero. At the request of representatives of the respective Mortgage Loan Sellers, Mezzanine Debt Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 95, we recomputed the Mezzanine Debt Annual Payment by multiplying (i) the Mezzanine Debt Original Amount, (ii) the Mezzanine Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 97, we recomputed the Total Loan Original Balance as the sum of the (i) Original Balance, (ii) Pari Passu Companion Loan Original Balance, (iii) B Note Original Amount, if any,

Appendix A

and (iv) Mezzanine Debt Original Amount. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 98, we recomputed the Total Loan Cut-off Date Balance as the sum of the (i) Cut-off Date Balance, (ii) Pari Passu Companion Loan Cut-off Date Balance, (iii) B Note Cut-off Date Balance, if any, and (iv) Mezzanine Debt Cut-off Date Balance. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 99, we recomputed the Total Loan Interest Rate by dividing (i) the sum of (a) the product of Cut-off Date Balance and Mortgage Loan Rate, (b) the product of Pari Passu Companion Loan Cut-off Date Balance and Mortgage Loan Rate, (c) the product of B Note Cut-off Date Balance and B Note Interest Rate, if any, and (d) the product of Mezzanine Debt Cut-off Date Balance and Mezzanine Debt Interest Rate by (ii) Total Loan Cut-off Date Balance. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 100, we recomputed the Total Loan Annual Payment by taking the sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service, (iii) B Note Annual Payment, if any, and (iv) Mezzanine Debt Annual Payment. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 101, we recomputed the Total Loan LTV by dividing the Total Loan Cut-off Date Balance by Appraised Value. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 102, we recomputed the Total Loan DSCR by dividing the Underwritten Net Cash Flow by the Total Loan Annual Payment. This procedure was only performed for the Mortgage Loan with a Mezzanine Debt Original Amount greater than zero.

With respect to Characteristic 114, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to the Mortgage Loan identified in the Data File as “Atlas Self Storage,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with an amount equal to the Cut-off Date Balance minus the Upfront Other Reserve. With respect to the Mortgage Loan identified in the Data File as “Oak Hill Plaza,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the As Stabilized Appraised Value. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 115, we recomputed the LTV Ratio at Maturity by dividing the (i) Balloon Balance by (ii) Appraised Value. With respect to the Mortgage Loan identified in the Data File as “Oak Hill Plaza,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the As Stabilized Appraised Value. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (i) with an amount equal to the Whole Loan Balloon Balance minus the B Note Balloon Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance and aggregate Appraised Value of the related cross collateralized loans, as applicable.

With respect to Characteristic 160, we recomputed the 2012 NCF DSCR by dividing the (i) 2012 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii)

Appendix A

with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2012 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 166, we recomputed the 2013 NCF DSCR by dividing the (i) 2013 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2013 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 172, we recomputed the 2014 NCF DSCR by dividing the (i) 2014 NCF by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate 2014 NCF and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 180, we recomputed the Most Recent NCF DSCR by dividing the (i) Most Recent NCF (if past 2014) by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Most Recent NCF (if past 2014) and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 184, we recomputed the Underwritten NOI DSCR by dividing the (i) Underwritten Net Operating Income by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Operating Income and aggregate Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 185, we recomputed the Debt Yield on Underwritten Net Operating Income by dividing the (i) Underwritten Net Operating Income by (ii) Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Operating Income and aggregate Cut-off Date Balance of the related cross collateralized loans.

With respect to Characteristic 190, we recomputed the Underwritten NCF DSCR by dividing the (i) Underwritten Net Cash Flow by (ii) Annual Debt Service. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Annual Payment minus the B Note Annual Payment. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Cash Flow and aggregate Annual Debt Service of the related cross collateralized loans.

Appendix A

With respect to Characteristic 191, we recomputed the Debt Yield on Underwritten Net Cash Flow by dividing the (i) Underwritten Net Cash Flow by (ii) Cut-off Date Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), this procedure was performed by replacing clause (ii) with an amount equal to the Whole Loan Cut-off Date Balance minus the B Note Cut-off Date Balance, if any. With respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Underwritten Net Cash Flow and aggregate Cut-off Date Balance of the related cross collateralized loans.